UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
January 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.7%
	Shares	Value
CONSUMER DISCRETIONARY — 18.0%
AMC Networks, Cl A *	21,000	$1,204,350
Aramark	8,200	277,488
Discovery Communications, Cl C *	29,525	818,138
Liberty Expedia Holdings, Cl A *	8,480	373,205
Liberty Interactive QVC Group, Cl A *	32,000	613,760
Liberty SiriusXM Group, Cl C *	21,225	761,765
Liberty Ventures, Ser A *	4,220	184,203
Macy’s	12,800	378,112
Madison Square Garden *	5,000	878,350
Michael Kors Holdings *	13,625	583,286
News, Cl A	61,300	753,377
News, Cl B	36,325	459,511

		7,285,545

CONSUMER STAPLES — 6.3%
Coca-Cola	21,000	872,970
CVS Health	4,000	315,240
Kellogg	4,700	341,737
Wal-Mart Stores	8,600	573,964
Whole Foods Market	14,000	423,080

		2,526,991

ENERGY — 3.1%
Antero Resources *	23,700	578,517
Marathon Petroleum	4,900	235,445
Valero Energy	6,975	458,676

		1,272,638

FINANCIALS — 11.3%
Allstate	7,925	596,039
Berkshire Hathaway, Cl B *	9,000	1,477,260
CIT Group	11,600	477,804
Citigroup	3,400	189,822
Loews	7,950	370,311
Progressive	25,600	958,464
Willis Towers Watson	4,000	500,520

		4,570,220

HEALTH CARE — 17.2%
Allergan	6,000	1,313,340
Cigna	5,725	837,109
Express Scripts Holding *	4,400	303,072
Gilead Sciences	12,000	869,400
Laboratory Corp of America Holdings *	6,525	875,720
McKesson	8,100	1,127,115
Pfizer	23,550	747,242
Teva Pharmaceutical Industries ADR	25,900	865,837

		6,938,835

INDUSTRIALS — 0.9%
General Electric	6,275	186,368
JetBlue Airways *	10,000	196,100

		382,468

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
January 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 22.8%
Alphabet, Cl C *	937	$746,592
Apple	7,340	890,709
Avnet	16,800	780,192
Cisco Systems	31,100	955,392
Dell Technologies - VMware, Cl V *	17,000	1,070,830
eBay *	22,900	728,907
First Solar *	15,000	467,850
Hewlett Packard Enterprise	17,000	385,560
NetApp	24,300	931,176
Oracle	14,900	597,639
QUALCOMM	17,650	943,040
Western Digital	8,875	707,604

		9,205,491

TELECOMMUNICATION SERVICES — 2.6%
Verizon Communications	21,125	1,035,336

UTILITIES — 10.5%
Alliant Energy	11,550	434,858
FirstEnergy	53,675	1,627,426
National Grid ADR	10,200	596,394
PPL	34,275	1,194,141
Xcel Energy	9,900	409,068

		4,261,887

TOTAL COMMON STOCK (Cost $33,223,474)		37,479,411

SHORT-TERM INVESTMENT (A) — 8.8%
Federated Government Obligations Money Market Fund, 0.230%	3,561,275	3,561,275

TOTAL SHORT-TERM INVESTMENT (Cost $3,561,275)		3,561,275

TOTAL INVESTMENTS — 101.5% (Cost $36,784,749)†		$41,040,686

Percentages are based on Net Assets of $40,437,751.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2017.
ADR	American Depositary Receipt
Cl	Class
Ser	Series

†	At January 31, 2017, the tax basis cost of the Portfolio’s investments was $36,784,749, and the unrealized appreciation and depreciation were $4,873,870 and $(617,933), respectively.

As of January 31, 2017, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
January 31, 2017
(Unaudited)

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017